Acquisitions and Dispositions (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Sep. 28, 2024	Sep. 30, 2023	Oct. 01, 2022
Acquisitions and Dispositions
Purchase price		$ 68	$ 87
Goodwill		4,295	4,187	$ 4,050
Divestiture of business		47
Promens Vehicles Business [Member]
Acquisitions and Dispositions
Divestiture of business		25
Net sales			111
Strata Business [Member]
Acquisitions and Dispositions
Divestiture of business		$ 22
Net sales			$ 56
F S Tool Inc [Member]
Acquisitions and Dispositions
Purchase price	$ 68
Working capital	3
Property and equipment	19
Intangible assets	22
Goodwill	35
Other long-term liabilities, net	$ 11